Borrowings - Financial borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowing	$ 1,095,218	$ 1,158,071	$ 1,333,237
Bank and financial borrowings
Borrowings
Borrowing	$ 303,300	$ 282,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Borrowings
Borrowings, interest rate basis	TJLP plus spread	TJLP plus spread
Borrowing	$ 168,000	$ 157,700
Bank and financial borrowings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | February 2026
Borrowings
Borrowings, interest rate basis		T.R.E. plus spread
Borrowing		$ 2,400
Bank and financial borrowings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Borrowings
Borrowings, interest rate basis		T.R.E. plus spread
Borrowing		$ 1,800
Bank and financial borrowings | URUGUAY | February 2026
Borrowings
Borrowings, interest rate	4.30%	4.30%
Borrowing	$ 100	$ 300
Bank and financial borrowings | URUGUAY | November 2027
Borrowings
Borrowings, interest rate	5.37%	5.37%
Borrowing	$ 500	$ 700
Bank and financial borrowings | URUGUAY | January 2028
Borrowings
Borrowings, interest rate	5.37%	5.37%
Borrowing	$ 500	$ 800
Bank and financial borrowings | URUGUAY | October 2033
Borrowings
Borrowings, interest rate	4.30%
Borrowing	$ 6,700
Bank and financial borrowings | Toscana Aeroporti S.p.A. | June 2030
Borrowings
Borrowings, interest rate basis	Euribor plus spread	Euribor plus spread
Borrowing	$ 114,500	$ 90,700
Bank and financial borrowings | AA2000 | October 2025
Borrowings
Borrowings, interest rate basis		SOFR plus spread
Borrowing		$ 10,200
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2027
Borrowings
Borrowings, interest rate	5.10%	5.10%
Borrowing	$ 2,400	$ 3,900
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2027
Borrowings
Borrowings, interest rate	3.80%	3.80%
Borrowing	$ 2,400	$ 3,900
Bank and financial borrowings | Consorcio Aeropuertos Internacionales S.A. | April 2029
Borrowings
Borrowings, interest rate basis	SOFR plus spread	SOFR plus spread
Borrowing	$ 3,700	$ 4,000
Bank and financial borrowings | Puerta del Sur S.A. | March 2028
Borrowings
Borrowings, interest rate	4.95%	5.15%
Borrowing	$ 4,500	$ 6,500